Segment disclosure	12 Months Ended
Dec. 31, 2022
Segment disclosure
Segment disclosure

29. Segment disclosure

The Company’s business is organized into one single operating segment, consisting of acquiring and managing precious metal and other high-quality streams and royalties. The Company’s chief operating decision-maker, the CEO, makes capital allocation decisions, reviews operating results and assesses performance.

Geographic revenues from the sale of metals and diamonds received or acquired from streams and royalties is determined by the location of the mining operations giving rise to the stream or royalty interest.

For the years ended December 31, 2022 and 2021, stream and royalty revenues were mainly earned from the following jurisdictions:

Revenue by Geography

For the years ended December 31	2022	2021
Australia[1]	$47,482	$51,325
Peru[2]	46,742	55,140
Canada[3]	17,582	13,525
Mongolia[2]	15,503	6,096
South Africa[2]	13,817	14,564
Colombia[2]	9,150	7,922
United States[2]	1,609	1,849
Total revenues	$151,885	$150,421
1.	Includes revenue from streams for the year ended December 31, 2022 of $25,316 (2021: $26,797) and revenues from royalties for the year ended December 31, 2022 of $22,166 (2021: $24,528).
2.	All revenue from streams.
3.	Includes revenue from streams for the year ended December 31, 2022 of $9,437 (2021: $6,903), revenues from royalties for the year ended December 31, 2022 of $6,539 (2021: $6,622) and other revenue of $1,606 (2021: $nil).

For the years ended December 31, 2022 and 2021, non-current assets were located in the following jurisdictions:

As at December 31	2022	2021
Australia	$572,988	$587,208
United States	200,457	172,902
Canada	151,800	125,546
South Africa	131,345	135,722
Peru	95,620	116,974
Colombia	48,577	50,718
Chile	20,172	14,900
Mongolia	19,315	20,861
Other	6,150	6,150
Total non-current assets	$1,246,424	$1,230,981